Financing Arrangements - Subordinated and promissory notes (Details)			12 Months Ended
	Dec. 21, 2017 USD ($)	Feb. 03, 2016 USD ($) item	Dec. 31, 2017 USD ($)	Dec. 31, 2016
Financing Arrangements
Face amount of debt		$ 25,000,000
Repayment of accrued interest			$ 9,321,500
Subordinated Debt [Member]
Financing Arrangements
Face amount of debt		$ 40,000,000
Effective interest rate (as percent)				11.00%
Subordinated Debt [Member] | Other Nonoperating Income (Expense) [Member]
Financing Arrangements
Debt issuance costs	$ 1,159,557
Debt modification costs expensed	800,000
Deferred financing fees	4,981,624
Subordinated Debt [Member] | ABR
Financing Arrangements
Margin rate, as a percent		9.00%
Subordinated Debt [Member] | London Interbank Offered Rate (LIBOR) [Member]
Financing Arrangements
Margin rate, as a percent		10.00%
Promissory Notes
Financing Arrangements
Face amount of debt		$ 25,000,000
Number of debt instruments | item		4
Fixed interest rate, as a percent		18.00%
Repayment of accrued interest	$ 9,321,500
Altchem Limited (Cyprus)
Financing Arrangements
Face amount of debt		$ 12,500,000
ACP III AIV, L.P.
Financing Arrangements
Face amount of debt		7,661,834
ACP Holdco (Offshore), L.P.
Financing Arrangements
Face amount of debt		4,272,166
Newstone Capital Partners II, L.P.
Financing Arrangements
Face amount of debt		$ 566,000